American United Life Insurance Company(R)
         One American Square
         P.O. Box 368
         Indianapolis, Indiana 46206-0368
         Telephone (317) 285-1869

                                                                     May 9, 2008




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      AUL American Unit Trust
                  American United Life Insurance Company(R)
                  File No. 33-31375

Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the AUL American Unit Trust, Inc. was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

No fees are required in connection with this filing. Please call me at (317) 285-1588 with any questions or comments regarding the attached.

Cordially,

/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel
American United Life Insurance Company(R)